Financial Instruments (Details 1) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
Current assets
Cash and cash equivalents	₪ 2,408	[1]	$ 695	₪ 810	$ 234	₪ 619	₪ 732
Trade receivables	493	[1]	142	644
Other receivables	270	[1]	78	217
Investments including derivatives	769	[1]	222	1,240
Total current assets	5,530	[1]	1,595	4,373
Non-current assets
Total non-current assets	15,304	[1]	4,414	16,154
Total assets	20,834	[1]	6,009	20,527
Current liabilities
Trade and other payables	1,735	[1]	500	1,661
Total current liabilities	4,224	[1]	1,218	4,407
Non-current liabilities
Total non-current liabilities	14,154	[1]	4,083	13,383
Total liabilities	18,378	[1]	$ 5,301	17,790
Unlinked [Member]
Current assets
Cash and cash equivalents	2,334			778
Trade receivables	1,862			1,954
Other receivables	44			20
Related party	43
Investments including derivatives	507			896
Total current assets	4,790			3,648
Non-current assets
Trade and other receivables	423			429
Total non-current assets	423			429
Total assets	5,213			4,077
Current liabilities
Debentures, loans and borrowings	1,213			1,668
Trade and other payables	1,346			1,340
Total current liabilities	2,559			3,008
Non-current liabilities
Debentures and bank loans	9,104			7,667
Other liabilities including derivatives
Total non-current liabilities	9,104			7,667
Total liabilities	11,663			10,675
Total exposure in the statementof financial position	(6,450)			(6,598)
Forward transactions	(2,308)			(2,456)
Israeli CPI-linked [Member]
Current assets
Cash and cash equivalents
Trade receivables	36			18
Other receivables	154			48
Related party
Investments including derivatives	57			76
Total current assets	247			142
Non-current assets
Trade and other receivables	121			215
Total non-current assets	121			215
Total assets	368			357
Current liabilities
Debentures, loans and borrowings	742			513
Trade and other payables	70			77
Total current liabilities	812			590
Non-current liabilities
Debentures and bank loans	4,045			4,574
Other liabilities including derivatives	159			176
Total non-current liabilities	4,204			4,750
Total liabilities	5,016			5,340
Total exposure in the statementof financial position	(4,648)			(4,983)
Forward transactions	1,994			2,184
Foreign currency linked (mainly U.S. dollars) [Member]
Current assets
Cash and cash equivalents	74			32
Trade receivables	17			28
Other receivables
Related party
Investments including derivatives	205			269
Total current assets	296			329
Non-current assets
Trade and other receivables	67
Total non-current assets	67
Total assets	363			329
Current liabilities
Debentures, loans and borrowings
Trade and other payables	237			203
Total current liabilities	237			203
Non-current liabilities
Debentures and bank loans
Other liabilities including derivatives	10			9
Total non-current liabilities	10			9
Total liabilities	247			212
Total exposure in the statementof financial position	116			117
Forward transactions	₪ 314			₪ 272

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.